GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Sales by Major Customers as Percentage of Total Sales) (Details) - Percentage of Total Sales [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Customer A [Member]
Revenue, Major Customer [Line Items]
Concentration percentage	23.00%	31.00%	26.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Concentration percentage	12.00%	21.00%	24.00%